Subsequent Event (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 16, 2015
Subsidiary or Equity Method Investee [Line Items]
Cash	$ 5,456,778	$ 7,378,920	$ 674,515
Total current assets	10,056,660	7,910,963
Total assets	12,914,688	9,102,093
Total current liabilities	469,232	282,293
Total liabilities	469,232	282,293
Total shareholder's equity	12,445,456	$ 8,819,800	$ 818,753
Pro Forma as Adjusted [Member]
Subsidiary or Equity Method Investee [Line Items]
Cash	10,922,640
Total current assets	13,117,942
Total assets	16,575,970
Total current liabilities	469,232
Total liabilities	469,232
Total shareholder's equity	16,106,738
Offering [Member]
Subsidiary or Equity Method Investee [Line Items]
Cash	5,465,862
Total current assets	3,061,282
Total assets	3,661,282
Total current liabilities
Total liabilities
Total shareholder's equity	$ 3,661,282